Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2017	May 17, 2016	May 09, 2016	Apr. 06, 2016
Private Placement [Member]
Shares issued, price per share		$ 0.10	$ 0.01	$ 0.001
IPO [Member]
Shares issued, price per share	$ 0.30